Receivables - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 28, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan secured by real estate	$ 18,507,000	$ 20,666,000
Principal amount after reorganization	33,900,000
Maturity date of principal amount after reorganization	Apr. 30, 2017
Interest accrue percentage till year three	9.00%
Interest accrue percentage year four	10.00%
Interest accrue percentage year five	12.00%
Principal amount of loan received	3,887,000
Interest amount of loan received	1,635,000
Reduction of the carrying value of the non-performing loan		471,000
Outstanding principal balance	30,013,000
Due period of notes receivable as secured by deed of trust	3 years
Receivables			9,144,000
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Forgiven interest rate	6.25%
Loan Secured By Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan secured by real estate	18,507,000
Credo [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 8,095,000